Off-balance sheet assets received (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Off Balance Sheet Assets Received [Line Items]
Fair value of assets received that can be sold or repledged	$ 581,769	$ 489,476
of which: sold or repledged	383,227	357,020
Off balance sheet securities placed with central banks related to undrawn credit lines and for payment clearing and settlement purposes	$ 21,400	$ 16,000